CM ADVISORS
FAMILY OF FUNDS

FILED VIA EDGAR

January 4, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	CM Advisors Family of Funds
File No. 333-101585

Ladies and Gentlemen:

On behalf of CM Advisors Family of Funds (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to revised Prospectuses and a revised Statement of Additional Information of the Registrant, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on December 19, 2012.  The Prospectuses and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/587-3418 if you have any questions concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary